UNREALIZED LOSSES ON SECURITIES (Schedule of Gross Unrealized Losses and Fair Value) (Details) - USD ($) $ in Thousands		Jun. 30, 2015	Jun. 30, 2014
Less Than Six Months
Fair Value		$ 77,583	$ 73,738
Gross Unrealized Losses		(324)	(1,133)
Six through Twelve Months
Fair Value		23,029	30,320
Gross Unrealized Losses		(669)	(643)
Twelve Months or Greater
Fair Value		16,092	22,550
Gross Unrealized Losses		(125)	(439)
Total
Fair Value		116,704	126,608
Gross Unrealized Losses		(1,118)	$ (2,215)
U.S. Government Agency Securities [Member]
Less Than Six Months
Fair Value		21,318
Gross Unrealized Losses		$ (94)
Six through Twelve Months
Fair Value
Gross Unrealized Losses
Twelve Months or Greater
Fair Value			$ 9,882
Gross Unrealized Losses			(118)
Total
Fair Value		$ 21,318	9,882
Gross Unrealized Losses		(94)	(118)
Obligations of States and Political Subdivisions [Member]
Less Than Six Months
Fair Value		697
Gross Unrealized Losses		$ (5)
Six through Twelve Months
Fair Value
Gross Unrealized Losses
Twelve Months or Greater
Fair Value
Gross Unrealized Losses
Total
Fair Value		$ 697
Gross Unrealized Losses		(5)
Corporate Debt Securities [Member]
Less Than Six Months
Fair Value		28,284
Gross Unrealized Losses		(88)
Six through Twelve Months
Fair Value		1,285
Gross Unrealized Losses		$ (5)
Twelve Months or Greater
Fair Value
Gross Unrealized Losses
Total
Fair Value		$ 29,569
Gross Unrealized Losses		(93)
Foreign Debt Securities [Member]
Less Than Six Months
Fair Value	[1]	4,780
Gross Unrealized Losses	[1]	(16)
Six through Twelve Months
Fair Value	[1]	501
Gross Unrealized Losses	[1]	$ (1)
Twelve Months or Greater
Fair Value	[1]
Gross Unrealized Losses	[1]
Total
Fair Value	[1]	$ 5,281
Gross Unrealized Losses	[1]	(17)
Agency [Member]
Less Than Six Months
Fair Value		22,504	73,738
Gross Unrealized Losses		(121)	(1,133)
Six through Twelve Months
Fair Value		21,243	30,320
Gross Unrealized Losses		(663)	(643)
Twelve Months or Greater
Fair Value		16,092	12,668
Gross Unrealized Losses		(125)	(321)
Total
Fair Value		59,839	116,726
Gross Unrealized Losses		$ (909)	$ (2,097)

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.